INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Effective tax rate	(2.40%)	(57.80%)	(6.50%)	(6.80%)
Statutory Federal Tax	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits			$ 0
U.S. federal
INCOME TAXES
Net operating loss carryovers that do not expire			$ 0	$ 0